EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2022	Mar. 31, 2021
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.14%	3.32%
Compensation rate increases (in percent)	3.65%	3.65%
Discount rate (in percent)	3.32%	3.96%
Compensation rate increases (in percent)	3.65%	3.66%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	2.41%	1.06%
Compensation rate increases (in percent)	2.66%	3.01%
Discount rate (in percent)	1.06%	1.46%
Compensation rate increases (in percent)	2.06%	2.92%